NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenues	$ 4,652	$ 3,535	$ 2,115
Net income (loss) attributable to partnership	410	125	487
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	4,301	3,177	1,724
Attributable to non-controlling interest, Net Income (loss)	397	443	41
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(657)	146	67
Net income (loss) attributable to partnership	385	(7)	163
Attributable to unitholders, Other Comprehensive Income (loss)	(114)	(210)	126
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	449	385	347
Attributable to non-controlling interest, Net Income (loss)	22	21	12
Attributable to non-controlling interest, Other Comprehensive Income (loss)	19	29	(14)
Net income (loss) attributable to partnership	99	114	79
Attributable to unitholders, Other Comprehensive Income (loss)	86	118	(55)
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Revenues	307	301	299
Attributable to non-controlling interest, Net Income (loss)	14	15	15
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(6)	3	(5)
Net income (loss) attributable to partnership	34	35	46
Attributable to unitholders, Other Comprehensive Income (loss)	(16)	7	(12)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	177	161	150
Attributable to non-controlling interest, Net Income (loss)	15	12	10
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(11)	38	45
Net income (loss) attributable to partnership	3	2	2
Attributable to unitholders, Other Comprehensive Income (loss)	(2)	7	10
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,112	938
Attributable to non-controlling interest, Net Income (loss)	357	349
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(469)	(160)
Net income (loss) attributable to partnership	139	146
Attributable to unitholders, Other Comprehensive Income (loss)	(190)	(72)
Colombian Gas Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Revenues	516
Attributable to non-controlling interest, Net Income (loss)	34
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(91)
Net income (loss) attributable to partnership	7
Attributable to unitholders, Other Comprehensive Income (loss)	(14)
U.K. port operation
Disclosure of subsidiaries [line items]
Revenues	205	180	178
Attributable to non-controlling interest, Net Income (loss)	12	8	11
Attributable to non-controlling interest, Other Comprehensive Income (loss)	3	21	(37)
Net income (loss) attributable to partnership	19	22	20
Attributable to unitholders, Other Comprehensive Income (loss)	4	29	(52)
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	522	501	182
Attributable to non-controlling interest, Net Income (loss)	(6)	(7)	(18)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(33)	28	(24)
Net income (loss) attributable to partnership	(3)	(3)	(7)
Attributable to unitholders, Other Comprehensive Income (loss)	(11)	9	(8)
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues	168	154	127
Attributable to non-controlling interest, Net Income (loss)	(1)	0	(9)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(7)	7	7
Net income (loss) attributable to partnership	(1)	0	(10)
Attributable to unitholders, Other Comprehensive Income (loss)	(7)	8	8
Brazilian toll roads
Disclosure of subsidiaries [line items]
Revenues			0
Attributable to non-controlling interest, Net Income (loss)			6
Attributable to non-controlling interest, Other Comprehensive Income (loss)			38
Net income (loss) attributable to partnership			5
Attributable to unitholders, Other Comprehensive Income (loss)			25
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	92	103	97
Attributable to non-controlling interest, Net Income (loss)	3	12	(8)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(25)	22	(7)
Net income (loss) attributable to partnership	1	2	(2)
Attributable to unitholders, Other Comprehensive Income (loss)	(5)	5	(1)
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues	61	57	39
Attributable to non-controlling interest, Net Income (loss)	(12)	(2)	(3)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	2	4	1
Net income (loss) attributable to partnership	(6)	(1)	(3)
Attributable to unitholders, Other Comprehensive Income (loss)	(1)	3	0
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	150	149	100
Attributable to non-controlling interest, Net Income (loss)	(16)	30	1
Attributable to non-controlling interest, Other Comprehensive Income (loss)	22	74	0
Net income (loss) attributable to partnership	(12)	18	1
Attributable to unitholders, Other Comprehensive Income (loss)	15	47	0
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues	118	95	79
Attributable to non-controlling interest, Net Income (loss)	7	(2)	(1)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	32	39	31
Net income (loss) attributable to partnership	3	0	1
Attributable to unitholders, Other Comprehensive Income (loss)	11	13	11
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues	149	131	111
Attributable to non-controlling interest, Net Income (loss)	(13)	10	(6)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	35	40	31
Net income (loss) attributable to partnership	(8)	7	0
Attributable to unitholders, Other Comprehensive Income (loss)	23	26	20
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of subsidiaries [line items]
Revenues	61
Attributable to non-controlling interest, Net Income (loss)	3
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(53)
Net income (loss) attributable to partnership	1
Attributable to unitholders, Other Comprehensive Income (loss)	(21)
North American Residential Energy Infrastructure Operation [Member]
Disclosure of subsidiaries [line items]
Revenues	191
Attributable to non-controlling interest, Net Income (loss)	4
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(73)
Net income (loss) attributable to partnership	1
Attributable to unitholders, Other Comprehensive Income (loss)	(30)
U.S. Data Center Operation [Member]
Disclosure of subsidiaries [line items]
Revenues	0
Attributable to non-controlling interest, Net Income (loss)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(1)
Net income (loss) attributable to partnership	0
Attributable to unitholders, Other Comprehensive Income (loss)	0
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	23	22	15
Attributable to non-controlling interest, Net Income (loss)	(26)	(3)	31
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(1)	1	1
Net income (loss) attributable to partnership	108	(349)	31
Attributable to unitholders, Other Comprehensive Income (loss)	$ 44	$ (410)	$ 180